BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash	$ 65,000		$ 112,000
Accrued warranty liability	54,000		$ 54,000
Impairment of long-lived asset	$ 0	$ 0
Common Stock, Shares, Issued	161,704,695		161,704,695
Common stock, share oustanding	161,704,695		161,704,695
Potential common stock, share oustanding	21,478,923	0
Common Stock [Member]
Cash and Cash Equivalents [Line Items]
Common Stock, Shares, Issued			0
Common stock, share oustanding			0
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 65,000		$ 112,000